Document and Entity Information	0 Months Ended
Sep. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 17, 2013
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Sep. 17, 2013
Document Effective Date	Sep. 17, 2013
Prospectus Date	Aug. 19, 2013
Global Quality Portfolio | Class I
Risk/Return:
Trading Symbol	MGQIX
Global Quality Portfolio | Class A
Risk/Return:
Trading Symbol	MGQAX
Global Quality Portfolio | Class L
Risk/Return:
Trading Symbol	MGQLX